Operations (Tables)	12 Months Ended
Dec. 31, 2025
OPERATIONS
Composition of fair value of net assets acquired
Composition of the fair value of the net assets acquired
Below is a summary of the composition of the fair value of the net assets acquired in the amount of R$20,571, as well as the goodwill generated on the acquisition date, is as follows:

Current assets	21,120	Current liabilities	13,513
Cash and cash equivalents	292	Loans and financing	9,736
Accounts receivable	10,295	Other liabilities	3,777
Other assets	10,533
		Non-current liabilities	19,576
Non-current assets	32,540	Loans and financing	2,923
Other assets(1)	12,857	Income tax and social contribution and collection	238
Property, plant and equipment	217	Deferred income tax and social contribution(4)	3,535
Intangible assets(2)	19,466	Provisions for contingencies(3)	7,819
		Other liabilities	5,061

		Fair value of liabilities assumed	33,089
		Fair value of net assets acquired	20,571
		Goodwill(5)	38,590
Fair value of assets acquired	53,660	Total consideration	59,161

.
(1)This refers to the allocation of the fair value attributed to the indemnification asset related to the liabilities, which is being updated by the SELIC rate.
(2)This includes the allocation of the fair value of R$5,460 attributed to the brand, and R$14,000 attributed to the Commercial Relationship.
(3)This includes the allocation of the fair value of R$2,462 attributed to the contingent liability, which is being updated by the SELIC rate.
(4)This refers to deferred income tax and social contribution, net of deferred taxes, on allocations of indemnification assets and contingent liabilities.
(5)This refers to the premium value determined in the acquisition of Samauma, considering the expected future synergies from combining the acquired company's businesses, which may be used for tax purposes.

Preliminary summary of the fair value composition of the net assets acquired
Composition of the fair value of the net assets acquired
Below is a preliminary summary of the fair value composition of the net assets acquired in the amount of R$798,779, as well as the goodwill generated on the acquisition date, subject to further adjustments upon completion of the work:

Current assets	218,901	Current liabilities	182,541
Cash and cash equivalents	78,044	Debentures	199
Accounts receivable	104,694	Leases	77,551
Other assets	36,163	Personnel, charges and social benefits	47,271
		Suppliers	47,200
Non-current assets	1,853,812	Other liabilities	10,320
Deferred income tax and social security contributions(1)	61,199
Other assets	10,291	Non-current liabilities	1,091,393
Property, plant and equipment(2)	1,735,838	Debentures	903,964
Intangible assets(3)	46,484	Leases	150,687
		Provisions for contingencies(4)	25,593
		Personnel, charges and social benefits	9,987
		Other liabilities	1,162

		Net assets acquired	798,779

		Goodwill(5)	631,169

		Non-controlling interest	(199,695)

		Portion of the Company's previous holding, remeasured at fair value.	(372,251)

Fair value of assets acquired	2,072,713	Total consideration	858,002

(1) Includes R$8,182 of deferred income tax and social contribution on the allocation of fair value attributed to the contingent liability, which is being updated by the SELIC rate.
(2) Includes R$159,285 of the allocation of fair value attributed to fixed asset items. It also includes R$166,665 in right of use assets.
(3) Includes R$2,105 of the allocation of fair value attributed to intangible assets.
(4) Includes R$24,065 of the fair value attributed to the contingent liability, which is being updated by the SELIC rate.
(5) Refers to the goodwill value determined in the acquisition of FiBrasil.

Disclosure of detailed information about business combination
Composition of the fair value of the net assets acquired
Below is a summary of the composition of the fair value of the net assets acquired in the amount of R$20,436, as well as the goodwill generated on the acquisition date:

Current assets	31,206	Current liabilities	35,867
Cash and cash equivalents	13	Loans and financing	3,063
Accounts receivable	27,177	Other liabilities	32,804
Other assets	4,016
		Non-current liabilities	110,320
Non-current assets	135,417	Loans and financing	2,500
Other assets(1)	95,634	Income tax and social contribution and collection	38,123
Property, plant and equipment	1,065	Deferred income tax and social contribution(3)	12,187
Intangible assets(2)	38,718	Provisions for contingencies(4)	32,716
		Other liabilities	24,794

		Fair value of liabilities assumed	146,187
		Fair value of net assets acquired	20,436
		Goodwill(5)	176,399
Fair value of assets acquired	166,623	Total consideration	196,835

.
(1)This refers to the allocation of R$95,634 of the fair value attributed to the indemnification asset related to the contingent liability, which is being updated by the SELIC rate.
(2)This refers to the allocation of fair value attributed to intangibles of R$38,718, being: (i) brand (R$10,099); and (ii) customer portfolio (R$28,619).
(3)This refers to deferred income tax and social security contributions on the allocation of fair value attributed to the contingent liability, which is being updated by the SELIC rate.
(4)This includes the allocation of the fair value attributed to the contingent liability, which is being updated by the SELIC rate.
(5)This refers to the goodwill value determined in the acquisition of IPNET, considering the expected future synergies from combining the acquired company's businesses, which may be used for tax purposes.

Composition of the book value of the identifiable net assets acquired
Below, we present the composition of the book value of the identifiable net assets acquired in the amount of R$59,603.

Current assets	139,392	Current liabilities	96,083
Cash and cash equivalents	32,583	Suppliers	55,629
Accounts receivable	65,574	Provision for contingencies	1,821
Other assets	41,235	Other liabilities	38,633

Non-current assets	16,322	Non-current liabilities	28
Deferred income tax and social security contributions	3,656	Other liabilities	28
Other assets	6,283
Property, plant and equipment	5,155
Intangible assets	1,228

Value of assets acquired	155,714	Value of identifiable net assets acquired	59,603